LOCAL AND FOREIGN CURRENCY - Current Liabilities (Details) $ in Thousands, in Thousands	Dec. 31, 2019 CLF ( )	Dec. 31, 2019 CLP ($)	Dec. 31, 2018 CLF ( )	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)
CURRENT LIABILITIES
Other financial liabilities, current		$ 40,593,878		$ 56,114,977
Trade and other accounts payable		243,700,553		238,109,847
Accounts payable to related companies, current	53,637,601	53,637,601	45,827,859	45,827,859
Provisions		2,068,984		3,485,613
Current tax liabilities		6,762,267		9,338,612	$ 3,184,965
Employee benefits current provisions		38,392,854		33,210,979
Other current non-financial liabilities		26,502,215		33,774,214
Total Current Liabilities		411,658,352		419,862,101	$ 428,287,322
Until 90 days
CURRENT LIABILITIES
Other financial liabilities, current		9,719,894		9,377,421
Trade and other accounts payable		228,259,216		234,715,484
Accounts payable to related companies, current		53,637,601		45,687,476
Provisions		1,637,799		1,789,275
Current tax liabilities		3,097,223		4,302,370
Employee benefits current provisions		26,513,813		10,189,264
Other current non-financial liabilities		328,441		1,346,839
Total Current Liabilities		323,193,987		307,408,129
More 90 days until 1 year
CURRENT LIABILITIES
Other financial liabilities, current		30,873,984		46,737,556
Trade and other accounts payable		15,441,337		3,394,363
Accounts payable to related companies, current				140,383
Provisions		431,185		1,696,338
Current tax liabilities		3,665,044		5,036,242
Employee benefits current provisions		11,879,041		23,021,715
Other current non-financial liabilities		26,173,774		32,427,375
Total Current Liabilities		88,464,365		112,453,972
USD
CURRENT LIABILITIES
Other financial liabilities, current		3,202,829		3,434,840
Trade and other accounts payable		10,049,567		14,514,082
Total Current Liabilities		13,252,396		17,948,922
USD | Until 90 days
CURRENT LIABILITIES
Other financial liabilities, current		55,388		130,829
Trade and other accounts payable		10,049,567		14,514,082
Total Current Liabilities		10,104,955		14,644,911
USD | More 90 days until 1 year
CURRENT LIABILITIES
Other financial liabilities, current		3,147,441		3,304,011
Total Current Liabilities		3,147,441		3,304,011
EUR
CURRENT LIABILITIES
Trade and other accounts payable		2,024,156		4,371,675
Total Current Liabilities		2,024,156		4,371,675
EUR | Until 90 days
CURRENT LIABILITIES
Trade and other accounts payable		2,024,156		4,311,724
Total Current Liabilities		2,024,156		4,311,724
EUR | More 90 days until 1 year
CURRENT LIABILITIES
Trade and other accounts payable				59,951
Total Current Liabilities				59,951
UF
CURRENT LIABILITIES
Other financial liabilities, current		19,372,164		18,368,408
Trade and other accounts payable		2,044,871		192,055
Total Current Liabilities		21,417,035		18,560,463
UF | Until 90 days
CURRENT LIABILITIES
Other financial liabilities, current		7,535,228		7,831,899
Trade and other accounts payable		2,044,871		192,055
Total Current Liabilities		9,580,099		8,023,954
UF | More 90 days until 1 year
CURRENT LIABILITIES
Other financial liabilities, current		11,836,936		10,536,509
Total Current Liabilities		11,836,936		10,536,509
CLP
CURRENT LIABILITIES
Other financial liabilities, current		12,543,167		9,681,676
Trade and other accounts payable		100,043,884		84,433,658
Accounts payable to related companies, current		28,471,399		27,869,966
Provisions		2,065,496		3,470,453
Current tax liabilities		896,975		5,487,212
Employee benefits current provisions		6,750,954		6,031,277
Other current non-financial liabilities		26,392,505		33,146,341
Total Current Liabilities		177,164,380		170,120,583
CLP | Until 90 days
CURRENT LIABILITIES
Other financial liabilities, current		842,221
Trade and other accounts payable		84,602,547		81,099,246
Accounts payable to related companies, current		28,471,399		27,729,583
Provisions		1,637,799		1,789,275
Current tax liabilities		896,975		4,302,370
Employee benefits current provisions		1,241,603		1,177,114
Other current non-financial liabilities		327,847		869,964
Total Current Liabilities		118,020,391		116,967,552
CLP | More 90 days until 1 year
CURRENT LIABILITIES
Other financial liabilities, current		11,700,946		9,681,676
Trade and other accounts payable		15,441,337		3,334,412
Accounts payable to related companies, current				140,383
Provisions		427,697		1,681,178
Current tax liabilities				1,184,842
Employee benefits current provisions		5,509,351		4,854,163
Other current non-financial liabilities		26,064,658		32,276,377
Total Current Liabilities		59,143,989		53,153,031
BRL
CURRENT LIABILITIES
Other financial liabilities, current		3,272,213		22,247,499
Trade and other accounts payable		75,051,089		68,940,973
Accounts payable to related companies, current		19,279,132		12,478,179
Current tax liabilities		2,107,381
Employee benefits current provisions		20,681,694		17,180,455
Total Current Liabilities		120,391,509		120,847,106
BRL | Until 90 days
CURRENT LIABILITIES
Other financial liabilities, current		1,153,072		1,413,622
Trade and other accounts payable		75,051,089		68,940,973
Accounts payable to related companies, current		19,279,132		12,478,179
Current tax liabilities		2,107,381
Employee benefits current provisions		20,681,694
Total Current Liabilities		118,272,368		82,832,774
BRL | More 90 days until 1 year
CURRENT LIABILITIES
Other financial liabilities, current		2,119,141		20,833,877
Employee benefits current provisions				17,180,455
Total Current Liabilities		2,119,141		38,014,332
ARS
CURRENT LIABILITIES
Other financial liabilities, current		779,981		1,358,356
Trade and other accounts payable		40,826,489		54,846,437
Accounts payable to related companies, current		5,887,070		5,479,714
Current tax liabilities		3,538,921		2,980,634
Employee benefits current provisions		9,850,658		9,012,150
Other current non-financial liabilities		5,880		476,875
Total Current Liabilities		60,888,999		74,154,166
ARS | Until 90 days
CURRENT LIABILITIES
Other financial liabilities, current		75,060		1,071
Trade and other accounts payable		40,826,489		54,846,437
Accounts payable to related companies, current		5,887,070		5,479,714
Current tax liabilities		92,867
Employee benefits current provisions		4,590,516		9,012,150
Other current non-financial liabilities		594		476,875
Total Current Liabilities		51,472,596		69,816,247
ARS | More 90 days until 1 year
CURRENT LIABILITIES
Other financial liabilities, current		704,921		1,357,285
Current tax liabilities		3,446,054		2,980,634
Employee benefits current provisions		5,260,142
Other current non-financial liabilities		5,286
Total Current Liabilities		9,416,403		4,337,919
PGY
CURRENT LIABILITIES
Other financial liabilities, current		1,423,524		1,024,198
Trade and other accounts payable		13,660,497		10,805,605
Provisions		3,488		15,160
Current tax liabilities		218,990		870,766
Employee benefits current provisions		1,109,548		987,097
Other current non-financial liabilities		103,830		150,998
Total Current Liabilities		16,519,877		13,853,824
PGY | Until 90 days
CURRENT LIABILITIES
Other financial liabilities, current		58,925
Trade and other accounts payable		13,660,497		10,805,605
Total Current Liabilities		13,719,422		10,805,605
PGY | More 90 days until 1 year
CURRENT LIABILITIES
Other financial liabilities, current		1,364,599		1,024,198
Provisions		3,488		15,160
Current tax liabilities		218,990		870,766
Employee benefits current provisions		1,109,548		987,097
Other current non-financial liabilities		103,830		150,998
Total Current Liabilities		$ 2,800,455		3,048,219
Other Currency
CURRENT LIABILITIES
Trade and other accounts payable				5,362
Total Current Liabilities				5,362
Other Currency | Until 90 days
CURRENT LIABILITIES
Trade and other accounts payable				5,362
Total Current Liabilities				$ 5,362